INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax percent rate	21.00%	21.00%
Deferred tax assets, valuation allowance	$ 29,449	$ 19,617
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	$ 56,315
Effective tax percent rate	80.00%
Research and development credits	$ 875
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	$ 24,910